Risk management (Tables)	12 Months Ended
Dec. 31, 2024
Risk management [abstract]
Outstandings per line of business

Outstandings per line of business (*)[1,2,3]
in € million		Wholesale Banking		Retail Banking		Corporate line		Total
Rating class		2024	2023	2024	2023	2024	2023	2024	2023
Investment grade	1 (AAA)	53,363	52,665	29,151	34,683	1,790	2,284	84,304	89,631
	2-4 (AA)	72,462	67,034	63,187	59,655	4	6	135,653	126,694
	5-7 (A)	101,766	95,320	140,479	132,076	154	147	242,400	227,543
	8-10 (BBB)	129,429	123,081	155,375	146,295	3,662	2,357	288,466	271,733
Non-investment grade	11-13 (BB)	53,757	57,348	94,753	94,408			148,510	151,756
	14-16 (B)	7,396	12,234	31,165	29,330			38,561	41,565
	17 (CCC)	1,037	1,122	3,345	3,113	170	392	4,552	4,628
Performing Restructuring loans	18 (CC)	1,792	2,523	2,001	1,957			3,794	4,481
	19 (C)	560	535	1,760	1,313			2,321	1,848
Non-performing loans	20-22 (D)	5,204	4,051	8,100	7,622			13,303	11,673
Total		426,767	415,914	529,317	510,452	5,779	5,186	961,863	931,552

Industry
Private Individuals		2,116	2,330	377,712	359,057			379,827	361,387
Central Banks		61,091	70,139	15,044	21,740	1,785	2,269	77,919	94,147
Natural Resources		39,974	40,511	1,925	1,883			41,899	42,394
Real Estate		24,643	24,904	28,738	26,611			53,381	51,515
Commercial Banks		40,962	37,342	6,662	6,183	3,616	2,515	51,240	46,040
Non-Bank Financial Institutions		64,217	55,313	2,212	2,290	290	286	66,719	57,889
Central Governments		48,389	45,316	8,107	7,304	1	1	56,497	52,621
Transportation & Logistics		27,499	27,106	6,037	5,784			33,536	32,890
Utilities		25,517	23,324	2,196	2,184			27,713	25,509
Food, Beverages & Personal Care		13,827	13,503	10,419	9,883			24,246	23,386
Services		8,844	9,128	13,442	12,872	27	24	22,312	22,023
General Industries		10,512	12,039	8,812	9,086			19,324	21,126
Lower Public Administration		6,959	6,211	19,598	17,493			26,557	23,704
Other		52,218	48,748	28,412	28,082	62	92	80,691	76,922
Total		426,767	415,914	529,317	510,452	5,779	5,186	961,863	931,552

Outstandings per line of business (*) - continued[1,2,3]
	in € million	Wholesale Banking		Retail Banking		Corporate line		Total
	Region	2024	2023	2024	2023	2024	2023	2024	2023
Europe	Netherlands	44,421	54,938	164,590	156,182	1,903	2,366	210,913	213,486
	Belgium	26,506	24,171	95,584	91,744		7	122,091	115,921
	Germany	27,443	26,152	128,598	128,885	30	31	156,071	155,067
	Poland	21,190	20,346	30,946	28,971			52,136	49,317
	Spain	11,990	11,047	28,507	27,158	36	35	40,533	38,240
	United Kingdom	28,257	28,587	265	275	91	112	28,613	28,974
	Luxembourg	26,176	23,805	5,139	5,557			31,314	29,363
	France	24,351	21,528	3,122	3,108	3	14	27,476	24,650
	Rest of Europe	72,860	65,157	23,203	20,368	14	32	96,076	85,558
	America	86,402	78,851	2,402	2,042	232	222	89,037	81,114
	Asia	44,136	49,851	215	159	3,464	2,365	47,815	52,374
	Australia	10,887	9,409	46,723	45,977	8	2	57,618	55,389
	Africa	2,148	2,071	22	26			2,170	2,098
	Total	426,767	415,914	529,317	510,452	5,779	5,186	961,863	931,552
[1]    Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]    Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.
[3]    Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area

Outstandings by economic sectors and geographical area (*) [1]
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxembourg	France	Rest of Europe	America	Asia	Australia	Africa	2024
Private Individuals	122,914	45,611	107,415	16,525	27,083	122	3,058	2,260	16,391	198	129	38,106	16	379,827
Central Banks	22,529	10,196	13,966	1,729	510	1,935	5,737		10,913		9,525	879		77,919
Natural Resources	2,197	1,531	881	778	152	3,021	2,503	405	11,212	8,475	8,989	1,593	159	41,899
Real Estate	16,749	13,387	1,218	2,085	1,595	552	3,446	2,713	3,707	3,220	1,066	3,642		53,381
Commercial Banks	1,285	314	4,129	695	376	4,733	5,268	5,074	7,779	10,700	9,394	1,336	157	51,240
Non-Bank Financial Institutions	2,872	1,766	5,147	2,874	249	8,479	6,031	5,932	5,174	23,367	3,518	1,255	55	66,719
Central Governments	1,416	11,009	51	9,435	5,308	48	82	3,202	9,203	15,377	288	488	589	56,497
Transportation & Logistics	4,290	2,076	1,426	1,623	679	2,262	828	765	7,407	3,983	6,912	504	781	33,536
Utilities	1,805	1,843	3,920	814	1,971	2,826	395	712	3,951	5,886	1,187	2,253	152	27,713
Food, Beverages & Personal Care	7,377	3,690	695	2,215	351	328	1,393	1,102	3,008	2,498	1,168	406	14	24,246
Services	4,919	8,431	1,852	1,538	122	869	540	310	1,271	1,265	516	680		22,312
General Industries	4,568	2,690	1,059	2,824	219	301	539	484	3,862	2,039	708	23	8	19,324
Lower Public Administration	782	6,824	7,435	608	557		246	3,091	476	1,554	44	4,941		26,557
Other	17,208	12,722	6,876	8,394	1,361	3,137	1,248	1,426	11,722	10,475	4,372	1,513	238	80,691
Total	210,913	122,091	156,071	52,136	40,533	28,613	31,314	27,476	96,076	89,037	47,815	57,618	2,170	961,863

Rating class
Investment grade	170,093	74,882	136,096	36,029	32,741	23,844	27,235	21,886	67,110	72,686	41,203	46,959	59	750,822
Non-Investment grade	37,689	43,059	18,238	13,948	7,126	4,388	3,858	5,229	25,679	14,763	5,859	9,889	1,898	191,623
Performing restructuring	1,579	1,078	305	701	234	59	56	54	1,369	443	30	203	4	6,114
Non-performing loans	1,552	3,071	1,432	1,458	432	322	166	307	1,918	1,145	723	568	210	13,303
Total	210,913	122,091	156,071	52,136	40,533	28,613	31,314	27,476	96,076	89,037	47,815	57,618	2,170	961,863
[1]     Geographical areas are based on country of residence, except for Private Individuals for which the geographical areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area (*) [1]
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxembourg	France	Rest of Europe	America	Asia	Australia	Africa	2023
Private Individuals	116,530	44,637	103,151	14,860	25,452	128	3,347	2,472	14,179	149	121	36,340	20	361,387
Central Banks	31,017	9,756	18,945	2,530	489	4,335	4,853		6,166		13,668	2,379	9	94,147
Natural Resources	2,623	1,346	1,017	685	129	3,789	2,511	429	10,608	8,237	9,785	941	295	42,394
Real Estate	16,907	10,986	1,111	2,184	1,551	420	3,563	2,901	3,492	3,323	1,367	3,709		51,515
Commercial Banks	1,217	404	4,050	601	353	4,488	5,070	4,155	6,757	9,833	8,182	719	210	46,040
Non-Bank Financial Institutions	2,573	1,457	5,710	2,532	652	6,837	4,631	4,274	4,269	20,118	3,884	950		57,889
Central Governments	1,620	9,046	699	8,614	5,491	41	79	2,255	9,384	13,752	520	526	593	52,621
Transportation & Logistics	3,860	2,198	1,277	1,598	658	2,113	596	784	8,177	3,511	7,044	456	618	32,890
Utilities	2,419	1,634	3,516	792	912	2,723	480	619	4,469	4,424	1,306	2,041	173	25,509
Food, Beverages & Personal Care	7,138	3,127	550	2,242	490	540	1,505	1,250	2,455	2,652	1,140	281	18	23,386
Services	5,073	8,463	1,725	1,325	71	745	502	380	1,052	1,576	469	642		22,023
General Industries	5,746	2,604	1,193	2,827	333	199	649	287	3,661	2,848	761	18		21,126
Lower Public Administration	253	6,607	5,349	669	350		249	3,488	356	1,550	7	4,826		23,704
Other	16,510	13,657	6,774	7,858	1,309	2,615	1,326	1,356	10,532	9,141	4,120	1,562	163	76,922
Total	213,486	115,921	155,067	49,317	38,240	28,974	29,363	24,650	85,558	81,114	52,374	55,389	2,098	931,552

Rating class
Investment grade	170,067	71,730	136,675	31,772	29,583	24,299	24,083	18,692	56,404	63,652	44,481	44,139	24	715,602
Non-Investment grade	40,399	40,236	16,929	15,785	8,134	4,508	5,013	5,713	25,967	16,003	6,770	10,715	1,776	197,949
Performing restructuring	1,433	799	349	830	230	2	105	122	1,983	245	72	132	26	6,327
Non-performing loans	1,587	3,156	1,114	929	293	165	162	124	1,205	1,213	1,051	403	272	11,673
Total	213,486	115,921	155,067	49,317	38,240	28,974	29,363	24,650	85,558	81,114	52,374	55,389	2,098	931,552
[1]     Geographical areas are based on country of residence, except for Private Individuals for which the geographical areas are based on the primary country of risk.

Cover values including guarantees received

Cover values including guarantees received (*)
in € million		Cover type and value				Collateralisation
2024	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No cover	Partially covered	Fully covered
Consumer lending	378,832	865,466	6,257	25,428	55,115	6.5%	2.0%	91.5%
Business lending	368,570	163,143	24,838	119,410	484,148	34.1%	23.7%	42.2%
Investment and money market	153,493			1,115	95	99.3%	—%	0.7%
Total lending, investment and money market	900,894	1,028,609	31,095	145,953	539,357	33.6%	10.5%	55.9%
of which NPL	13,295	10,427	194	3,093	11,109	27.6%	27.7%	44.7%
Pre-settlement	60,968
Total Group	961,863

Cover values including guarantees received (*)
in € million		Cover type and value				Collateralisation
2023	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No cover	Partially covered	Fully covered
Consumer lending	360,124	804,994	22,401	25,269	29,070	6.2%	2.0%	91.8%
Business lending	363,826	162,491	26,333	115,944	428,531	35.2%	22.5%	42.3%
Investment and money market	158,506			1,040	549	99.0%	0.6%	0.4%
Total lending, investment and money market	882,455	967,485	48,735	142,252	458,149	34.8%	10.2%	55.0%
of which NPL	11,653	8,880	1,609	3,204	9,241	25.7%	26.9%	47.4%
Pre-settlement	49,096
Total	931,552

Information about credit quality of financial assets

Credit quality outstandings (*)
in € million	2024	2023
Performing not past due	823,478	795,942
Business lending performing past due	9,174	8,825
Consumer lending performing past due	802	846
Non-performing	13,295	11,653
Total lending and investment	846,749	817,266
Money market	54,145	65,189
Pre-settlement	60,968	49,096
Total	961,863	931,552

Aging analysis (past due but performing)

Ageing analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings (*)
	in € million	2024				2023
	Region	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total
Europe	Belgium	185	49	29	263	223	43	29	295
	Germany	65	37	24	125	89	40	18	147
	Poland	61	9	4	74	76	8	5	89
	Netherlands	62	35	4	101	67	24	6	97
	Luxembourg	22	6	3	32	21	2	2	25
	Spain	12	16	8	36	19	13	6	38
	Rest of Europe	93	15	4	112	64	19	12	94
	America	0	0	0	1	1	0	0	1
	Asia	0	0	0	0	0	0	0	1
	Australia	38	19	2	59	43	15	1	59
	Africa	0	0	0	0	0	0	0	0
	Total	538	186	78	802	602	164	79	846

Ageing analysis (past due but performing): Business lending portfolio by geographic area, outstandings (*)
	in € million	2024				2023
	Region	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total
Europe	Belgium	1,187	17	13	1,217	929	98	11	1,037
	United Kingdom	830	8		838	623	659	128	1,410
	Luxembourg	367	51	5	423	577	8	11	596
	Netherlands	929	14		943	509	10	12	531
	Poland	173	17	19	209	346	26	10	383
	Spain	26			26
	France	194			194	58	132		190
	Germany	215	3	2	220	131	110	1	242
	Rest of Europe	630	4	46	681	972	2	2	977
	America	3,504	95		3,599	2,508	101	41	2,650
	Asia	310			310	284		22	306
	Australia	469	6		475	501	1		502
	Africa	39			39
	Total	8,873	215	86	9,174	7,437	1,148	240	8,825

Summary forborne portfolio

Summary Forborne portfolio (*)
in € million	2024				2023
Business line	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio
Wholesale Banking	5,934	3,191	2,743	1.9%	6,063	3,919	2,144	1.8%
Retail Banking	6,883	3,987	2,897	1.3%	7,026	4,128	2,898	1.4%
Total	12,817	7,178	5,640	1.5%	13,089	8,047	5,042	1.5%

Summary Forborne portfolio by forbearance type (*)
in € million	2024				2023
Forbearance type	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio
Loan modification	11,726	6,734	4,993	1.4%	11,881	7,550	4,331	1.4%
Refinancing	1,091	444	647	0.1%	1,208	497	711	0.1%
Total	12,817	7,178	5,640	1.5%	13,089	8,047	5,042	1.5%

Wholesale Banking: Forborne portfolio by geographical area (*)
	in € million	2024			2023
	Region	Outstandings	Of which: performing	Of which: non-performing	Outstandings	Of which: performing	Of which: non-performing
Europe	Netherlands	217	69	148	361	301	60
	Belgium	172	165	7	454	446	8
	Germany	372	62	310	288	148	139
	United Kingdom	444	266	178	583	425	158
	Italy	389	353	36	54	19	34
	Norway	0	0	0	6	0	6
	Poland	630	284	346	520	519	0
	Rest of Europe	1,339	940	399	1,421	1,142	279
	America	1,586	867	719	1,025	532	493
	Asia	652	111	541	1,198	277	921
	Australia	79	34	44	87	87	0
	Africa	54	40	15	68	23	45
	Total	5,934	3,191	2,743	6,063	3,919	2,144

Wholesale Banking: Forborne portfolio by economic sector (*)
in € million	2024			2023
Industry	Outstandings	Of which: performing	Of which: non-performing	Outstandings	Of which: performing	Of which: non-performing
Natural Resources	781	424	356	788	321	467
Real Estate	1,115	703	412	1,320	1,254	66
Transportation & Logistics	214	83	131	315	175	139
Food, Beverages & Personal Care	810	415	395	866	465	401
Services	211	176	34	284	254	30
Automotive	332	183	149	138	98	40
Utilities	677	301	376	510	255	255
General Industries	127	70	58	145	74	71
Retail	149	21	128	282	104	178
Chemicals, Health & Pharmaceuticals	668	136	532	571	559	11
Builders & Contractors	122	118	5	133	72	61
Other	729	561	168	712	287	425
Total	5,934	3,191	2,743	6,063	3,919	2,144

Retail Banking: Forborne portfolio by geographical area (*)
	in € million	2024			2023
	Region	Outstandings	Of which: performing	Of which: non-performing	Outstandings	Of which: performing	Of which: non-performing
Europe	Netherlands	1,548	1,134	414	1,483	981	502
	Belgium	1,942	800	1,142	2,153	838	1,315
	Germany	1,379	1,052	327	1,309	1,064	246
	Poland	777	403	374	852	522	330
	Türkiye	13	9	4	25	15	10
	Italy	122	43	79	123	51	71
	Romania	173	72	101	135	49	86
	Spain	159	127	31	138	118	21
	Rest of Europe	102	50	52	88	58	30
	America	22	17	6	21	20
	Asia	1		1	2	1	1
	Australia	646	279	367	697	411	286
	Africa
	Total	6,883	3,987	2,897	7,026	4,128	2,898

Non-performing loans: outstandings

Non-performing Loans: outstandings by economic sector and business lines (*)[1]
in € million	Wholesale Banking		Retail Banking		Total
Industry	2024	2023	2024	2023	2024	2023
Private Individuals	4	4	4,766	4,416	4,769	4,419
Natural Resources	965	669	99	85	1,064	754
Food, Beverages & Personal Care	452	565	357	520	809	1,085
Transportation & Logistics	347	437	157	134	504	572
Services	102	101	394	481	495	582
Real Estate	831	592	603	462	1,434	1,053
General Industries	236	111	451	385	687	497
Builders & Contractors	51	124	445	453	496	577
Retail	157	207	224	188	381	395
Utilities	582	331	19	18	600	348
Chemicals, Health & Pharmaceuticals	654	101	185	132	839	233
Telecom	151	378	12	12	163	390
Other	666	412	387	336	1,052	748
Total	5,196	4,034	8,099	7,619	13,295	11,653
[1] Based on lending and investment outstandings.

Non-performing loans: Outstandings by economic sectors and geographical area (*)
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxembourg	Rest of Europe	America	Asia	Australia	Africa	2024
Private Individuals	646	1,461	1,066	210	304	10	8	44	545	2	2	469		4,769
Natural Resources	13	54		33					569	31	343	21		1,064
Food, Beverages & Personal Care	196	154	1	93		23	5		158	51	127			809
Transportation & Logistics	93	40	3	124	47			1	136			1	59	504
Services	57	293	5	87	2	1	3	5	10	34				495
Real Estate	12	374	63	114	59		59	90	6	606		52		1,434
General Industries	153	123	24	147	20		2	1	170	17	30			687
Builders & Contractors	68	175	5	162				7	78					496
Retail	53	97	39	62			3		14	97	15	1		381
Utilities	13	8	25	21		285			12	128	109			600
Chemicals, Health & Pharmaceuticals	37	94	84	340		1	110		113	36		24		839
Telecom	7	1		3			44		14	90	4			163
Other	202	198	117	60		2	72	17	90	54	92		150	1,052
Total	1,549	3,071	1,432	1,457	432	322	307	166	1,916	1,145	723	567	210	13,295

Non-performing Loans: outstandings by economic sectors and geographical area (*)
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxembourg	Rest of Europe	America	Asia	Australia	Africa	2023
Private Individuals	609	1,535	885	225	235	3	8	45	489	2	2	380	1	4,419
Natural Resources	30	60	1	23				55	164	31	369		20	754
Food, Beverages & Personal Care	281	157	1	131		139	7		158	82	128			1,085
Transportation & Logistics	110	50	2	51	47	20		1	168	49	1	2	72	572
Services	121	342	2	55	2		3	8	13	37				582
Real Estate	40	297	53	55	9		36	16	7	519		21		1,053
General Industries	145	127	49	99			2	7	24	42				497
Builders & Contractors	113	181	2	135				22	91	32				577
Retail	51	82	36	52			2		14	149	7			395
Utilities	14	5		21					18	153	138			348
Chemicals, Health & Pharmaceuticals	31	77	13	25			64		11	12				233
Telecom	12	1	28	3					13	56	277			390
Other	28	239	42	55		2	1	6	23	46	128		179	748
Total	1,586	3,153	1,114	929	293	165	124	162	1,193	1,210	1,050	403	272	11,653

Gross carrying amount per IFRS 9 stage and rating class

Gross carrying amount per IFRS 9 stage and rating class (*)[1,2]
in € million		12-month ECL (Stage 1)				Lifetime ECL not credit impaired (Stage 2)				Lifetime ECL credit impaired (Stage 3)				Total
Rating class		Gross carrying amount		Provisions		Gross carrying amount		Provisions		Gross carrying amount		Provisions		Gross carrying amount		Provisions
		2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Investment grade	1 (AAA)	79,076	87,071	1	1	281	439							79,357	87,510	1	1
	2-4 (AA)	140,671	132,159	10	8	1,579	2,553	1	2					142,250	134,711	11	9
	5-7 (A)	244,241	231,018	22	24	6,908	6,188	8	6					251,149	237,206	29	30
	8-10 (BBB)	310,324	302,967	55	85	24,683	17,004	55	24					335,008	319,971	110	108
Non-Investment grade	11-13 (BB)	154,348	157,387	190	226	18,479	19,273	91	93					172,827	176,661	281	319
	14-16 (B)	25,377	26,414	124	164	17,433	19,336	366	455					42,811	45,750	490	618
	17 (CCC)	905	617	8	10	3,992	4,125	173	233					4,897	4,742	181	242
Performing Restructuring	18 (CC)					4,059	4,617	233	402					4,060	4,617	233	402
	19 (C)					2,474	1,919	203	221					2,474	1,919	203	221
Non-performing loans	20-22 (D)									13,742	11,956	4,509	3,887	13,742	11,956	4,509	3,887
Total		954,943	937,633	409	517	79,888	75,454	1,130	1,435	13,742	11,956	4,509	3,887	1,048,574	1,025,043	6,049	5,839
[1]    Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (€156 billion; 2023: €151 billion) and other positions (€6 billion; 2023: €9 billion ) not included in credit outstandings and non-IFRS 9 eligible assets (€75 billion; 2023: €67 billion), mainly pre-settlement exposures) included in credit outstandings but not in the gross carrying amounts.
[2]    Stage 3 lifetime credit impaired provision includes €21 million (2023: €11 million) on purchased or originated credit impaired.

Changes in loan loss provisions and gross carrying amounts

Changes in gross carrying amounts and loan loss provisions (*)[1,2]
in € million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
	2024								2023
Opening balance	937,633	517	75,454	1,435	11,956	3,887	1,025,043	5,839	885,222	581	70,725	1,679	11,708	3,841	967,655	6,101
Impact of changes in accounting policies									37,078	9	4,704	13	158	73	41,939	95
Adjusted opening balance									922,300	590	75,429	1,692	11,866	3,914	1,009,595	6,196
Transfer into 12-month ECL (Stage 1)	20,486	22	-20,236	-195	-249	-34	0	-207	11,832	28	-11,583	-239	-249	-36	0	-247
Transfer into lifetime ECL not credit impaired (Stage 2)	-43,155	-49	43,900	429	-745	-96	0	285	-29,470	-67	30,185	449	-716	-105	0	276
Transfer into lifetime ECL credit impaired (Stage 3)	-2,980	-18	-2,856	-235	5,836	1,802	0	1,548	-2,053	-10	-1,775	-114	3,828	978	0	853
Net remeasurement of loan loss provisions	0	-181	0	-137	0	185	0	-133	0	-149	0	-94	0	59	0	-183
New financial assets originated or purchased	212,516	192	0	0	0	0	212,516	192	195,775	204	0	0	0	0	195,775	204
Financial assets that have been derecognised	-126,858	-76	-11,840	-153	-1,450	-257	-140,148	-485	-121,991	-72	-14,239	-215	-1,475	-266	-137,705	-552
Net drawdowns and repayments	-41,763		-4,393		-309		-46,465		-38,758		-2,525		-229		-41,511
Changes in models/risk parameters	0	8	0	-6	0	-22	0	-20	0	7	0	11	0	84	0	102
Increase in loan loss provisions		-102		-297		1,578		1,179		-58		-203		714		452
Write-offs[3]	0	0	0	0	-1,017	-1,017	-1,017	-1,017	-3	-3		0	-787	-787	-790	-790
Disposals[3]	-935	-1	-141	-8	-279	-215	-1,355	-225	0	0	-38	-38	-283	-283	-321	-321
Recoveries of amounts previously written off		0		0		69		69	0	0	0	0	0	71	0	71
Foreign exchange and other movements	0	-5	0	0	0	208	0	203	0	-12	0	-15	0	257	0	231
Closing balance	954,943	409	79,888	1,130	13,742	4,509	1,048,574	6,049	937,633	517	75,454	1,435	11,956	3,887	1,025,043	5,839
[1]    Stage 3 lifetime credit impaired provision includes €21 million (2023:€11 million) on purchased or originated credit impaired.
[2]    The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €1,194 million (2023: €520 million) of which €1,170 million (2023: €483 million) related to IFRS 9 eligible financial assets, €9 million (2023: €-31 million) related to non-credit replacement guarantees and €15 million (2023: €67 million) to modification gains and losses on restructured financial assets.
[3]    Table was updated for presentation purposes to disaggregate utilisation of the provision between write-offs and disposals. Comparatives have been updated accordingly.

Financial assets modified

Financial assets modified (*)
in € million	2024	2023
Financial assets modified during the period
Amortised cost before modification	1,888	1,565
Net modification results	-107	-75

Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	1,506	2,599

Management Adjustments

Management adjustments to ECL models (*)
in € million	2024	2023
Commercial Real Estate/ Inflation and Interest rate increases	50	351
Economic sector / portfolio based adjustments	38	36
Mortgage portfolio adjustments	112	126
Climate transition risk	29
Other post model adjustments	-27	64
Total management adjustments	203	577

Sensitivity analysis for credit risk

Sensitivity analysis as at December 2024 (*)
		2025	2026	2027	Unweighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	2.6	3.0	2.5	193	20%	270
	Unemployment	3.5	3.3	3.3
	HPI	18.9	11.7	2.5
Baseline scenario	Real GDP	1.5	1.4	1.5	249	60%
	Unemployment	4.0	4.1	4.3
	HPI	9.1	3.5	2.4
Downside scenario	Real GDP	-0.4	-1.4	-0.2	411	20%
	Unemployment	5.7	7.2	8.1
	HPI	-3.7	-7.2	2.2
Germany Upside scenario	Real GDP	2.0	2.8	1.6	510	20%	548
	Unemployment	2.9	2.4	2.0
	HPI	5.4	8.9	9.9
Baseline scenario	Real GDP	0.5	1.1	1.2	540	60%
	Unemployment	3.4	3.3	3.2
	HPI	2.6	5.6	6.3
Downside scenario	Real GDP	-1.7	-1.7	0.3	609	20%
	Unemployment	4.7	5.6	5.9
	HPI	-1.7	1.3	2.2
Belgium Upside scenario	Real GDP	2.2	2.6	2.1	534	20%	579
	Unemployment	5.1	5.0	4.9
	HPI	4.8	4.5	4.4
Baseline scenario	Real GDP	1.1	1.5	1.6	569	60%
	Unemployment	5.7	5.7	5.6
	HPI	3.2	4.1	3.8
Downside scenario	Real GDP	-0.6	-0.2	1.1	654	20%
	Unemployment	7.0	8.0	8.0
	HPI	1.2	2.9	2.5
United States Upside scenario	Real GDP	3.1	3.5	3.2	74	20%	113
	Unemployment	3.4	2.4	2.3
	HPI	4.3	8.4	9.4
Baseline scenario	Real GDP	2.0	2.0	2.0	101	60%
	Unemployment	4.2	4.1	4.0
	HPI	3.3	3.7	3.9
Downside scenario	Real GDP	-0.1	-1.1	-0.4	187	20%
	Unemployment	5.9	7.3	8.0
	HPI	-0.7	-3.0	-2.5
[1]Excluding management adjustments.

Sensitivity analysis as at December 2023 (*)
		2024	2025	2026	Unweighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	1.3	3.3	2.8	214	20%	310
	Unemployment	3.7	3.3	3.3
	HPI	10.4	11.2	4.0
Baseline scenario	Real GDP	0.8	1.6	1.5	282	60%
	Unemployment	4.1	4.3	4.5
	HPI	0.9	3.0	3.9
Downside scenario	Real GDP	-1.7	-1.2	0.1	487	20%
	Unemployment	5.9	7.2	8.1
	HPI	-10.9	-7.4	3.7
Germany Upside scenario	Real GDP	1.4	3.1	1.6	472	20%	525
	Unemployment	2.6	2.0	1.7
	HPI	0.9	6.6	8.0
Baseline scenario	Real GDP	0.5	1.3	1.2	513	60%
	Unemployment	3.0	3.0	3.0
	HPI	-1.4	3.4	4.5
Downside scenario	Real GDP	-2.4	-1.4	0.3	615	20%
	Unemployment	4.5	5.2	5.5
	HPI	-6.0	-0.8	0.4
Belgium Upside scenario	Real GDP	1.5	2.7	2.3	568	20%	619
	Unemployment	5.3	5.0	4.9
	HPI	1.3	5.6	4.5
Baseline Scenario	Real GDP	0.9	1.5	1.8	604	60%
	Unemployment	5.6	5.5	5.4
	HPI	0.4	5.2	3.9
Downside scenario	Real GDP	-1.3	-0.2	1.2	713	20%
	Unemployment	7.3	8.0	7.9
	HPI	-2.2	3.9	2.6
United States Upside scenario	Real GDP	1.8	3.2	3.4	102	20%	165
	Unemployment	4.1	3.3	3.1
	HPI	0.6	8.7	8.7
Baseline Scenario	Real GDP	0.9	1.9	2.1	144	60%
	Unemployment	4.5	4.5	4.4
	HPI	-0.7	3.5	3.3
Downside scenario	Real GDP	-1.3	-1.4	-0.1	292	20%
	Unemployment	6.6	8.2	8.8
	HPI	-4.2	-2.7	-3.0
[1] Excluding management adjustments.

Reconciliation of model ECL to total ECL

Reconciliation of reportable collective ECL to total ECL (*)
in € million	2024	2023
Total reportable collective provisions	2,975	2,856
ECL from individually assessed impairments	2,871	2,406
ECL from management adjustments	203	577
Total ECL	6,049	5,839

Asset class category average threshold investment grade

Quantitative SICR thresholds (*)
	2024		2023
Average threshold ratio	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)
Asset class category
Mortgages	2.9	2.4	2.5	2.3
Consumer lending	2.8	2.1	2.9	2.1
Business lending	2.7	2.1	2.7	2.1
Governments and financial institutions	2.9	1.9	3.0	1.9
Other Wholesale Banking	2.7	1.9	2.8	1.8

Net interest income (NII) at risk

NII-at-Risk banking book per currency - year one (*)
in € million	2024		2023
	Ramped, floored		Ramped, floored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	-146	160	-165	155
US dollar	-4	5	-12	12
Other	-2	21	-62	69
Total	-153	186	-239	236
EUR ramped (floored at -100bps) is at +/- 120bps in 1 year (2023: +/-110bps)
USD ramped (floored at -100bps) is at +/- 120bps in 1 year (2023: +/-110bps)

Net present value (NPV) at risk

NPV-at-Risk banking books per currency (*)
in € million	2024		2023
	floored		floored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	154	-1,613	-291	-645
US dollar	274	-266	186	-178
Other	321	-329	131	-146
Total	749	-2,208	27	-969
EUR (floored at -100bps) is at +/- 120bps (2023: +/-110bps)
USD (floored at -100bps) is at +/- 120bps (2023: +/-110bps)

Non-derivative financial instruments to transition to alternative benchmarks

Non-derivative financial instruments to transition to alternative benchmarks (*)
	Financial assets non-derivative	Financial liabilities non-derivative	Off balance sheet commitments
in € million at 31 December 2024	Carrying value	Carrying value	Nominal value
By benchmark rate
USD LIBOR
WIBOR	19,202	134	1,544
Total	19,202	134	1,544

in € million at 31 December 2023
By benchmark rate
USD LIBOR	915	16	9
WIBOR	18,064		1,021
Total	18,979	16	1,030

Derivative financial instruments to transition to alternative benchmarks

Derivative financial instruments to transition to alternative benchmarks (*)
	31 December 2024	31 December 2023
in € million	Nominal value	Nominal value
By benchmark rate
USD LIBOR		151
WIBOR	110,189	77,238
Total	110,189	77,388

Disclosure of detailed information about hedging instruments

Notional amounts of hedging instruments (*)
	31 December 2024	31 December 2023
in € million	Nominal value	Nominal value
By benchmark rate
WIBOR	99,663	89,338
ING uses the following derivative financial instruments in a fair value hedge accounting relationship:

Gross carrying value of derivatives designated under fair value hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2024	2024	2023	2023
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	3,080	5,673	3,011	6,410
– Other interest derivatives	207	23	284	34
Hedging instrument on FX rate risk
– Cross currency swaps	12	3

Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2024	2024	2023	2023
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	10,635	12,814	11,839	14,051
Hedging instrument on FX rate risk
– Cross currency swaps	472	339	324	39
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps		10	57

Net banking currency exposures banking books

Foreign currency exposures banking books (*)
in € million	Foreign Investments		Hedges		Net exposures
	2024	2023	2024	2023	2024	2023
US Dollar	11,251	10,337	-4,823	-3,416	6,429	6,921
Pound Sterling	1,674	1,659	-484	-156	1,190	1,503
Polish Zloty	4,292	3,976	-1,616	-1,254	2,677	2,722
Australian Dollar	3,373	3,620	-2,161	-2,273	1,212	1,346
Turkish Lira	557	517	0	0	557	517
Chinese Yuan	2,439	1,815	-830	-348	1,609	1,466
Russian Rouble	396	375	0	0	396	375
Romanian Leu	913	895	-176	-134	736	761
Thai Baht	1,266	1,128	-838	-697	428	431
Other currency	3,346	3,704	-2,748	-2,897	599	806
Total	29,509	28,024	-13,675	-11,175	15,834	16,849
*    The FX sensitivity is expressed as the FX spot equivalent position.

Revaluation reserve equity securities at fair value through other comprehensive income

Revaluation reserve equity securities at fair value through other comprehensive income (*)
in € million	2024	2023
Positive re-measurement	1,820	1,158
Negative re-measurement	-4	-6
Total	1,816	1,152

Most important foreign exchange year-end trading positions

Most important foreign exchange year-end trading positions (*)
in € million	2024		2023
Foreign exchange		Foreign exchange
US Dollar	-93	Japanese Yen	61
Turkish Lira	84	Taiwan Dollar	-58
Korean Won	62	Romanian Leu	58
Japanese Yen	61	Chinese Yuan	49
Chinese Yuan	-37	Hong Kong Dollar	-38

Most important interest rate and credit spread sensitivities explanatory

Most important interest rate and credit spread sensitivities at year-end (*)
in € thousand	2024		2023
Interest rate (BPV) [1]		Interest rate (BPV) [1]
Euro	-799	Euro	-309
US Dollar	-198	Czech Koruna	71
British Pound	-189	Korean Won	-41
Korean Won	-54	US Dollar	-40
Philippine Peso	-54	British Pound	-35

Credit spread (CSO1) [2]		Credit spread (CSO1) [2]
United States	193	Germany	405
Netherlands	-165	Netherlands	120
France	-113	Korea	-111
Poland	69	Japan	106
Germany	49	United Kingdom	101
[1]Basis point value (BPV) measures the impact on value of a one basis point increase in interest rates.
[2]Credit Spread Sensitivity (CS01) measures the impact on value of a one basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.

Credit spread sensitivities per risk class and sector explanatory

Credit spread sensitivities per risk class and sector at year-end (*)
	2024		2023
in € thousand	Corporate	Financial institutions	Corporate	Financial institutions
Credit spread (CSO1) [1]
Risk classes
1 (AAA)	-2	-118	0	0
2–4 (AA)	-44	-27	12	50
5–7 (A)	49	-246	57	50
8–10 (BBB)	93	-76	106	13
11–13 (BB)	38	-13	25	-25
14–16 (B)	23	-12	17	-4
17–22 (CCC and NPL)	4	2	-8	-20
Total	162	-489	208	65
[1]Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.